UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sleep, Zakaria & CO Ltd.

Address:  1A, Burnsall Street
          London, SW3 3SR
          United Kingdom

13F File Number: 28-12054

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Qais Zakaria
Title:  Director
Phone:  +44 207 101 1960


Signature, Place and Date of Signing:


/s/ Qais Zakaria           London, United Kingdom           July 22, 2009
-------------------     ---------------------------      --------------------
     [Signature]              [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  10


Form 13F Information Table Value Total: $406,345
                                        (thousands)


List of Other Included Managers:

No.        Form 13F File Number

1          28-12449              The Nomad Investment Partnership L.P.


                                                    FORM 13F INFORMATION TABLE

COLUMN 1                     COLUMN  2        COLUMN 3    COLUMN 4            COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                                                          VALUE    SHRS OR   SH/ PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS   CUSIP      (X$1000)  PRN AMT   PRN CALL   DISCRETION     MNGRS  SOLE  SHARED    NONE
AMAZON COM INC                  COM           023135106  182,379  2,180,000  SH         SHARED-DEFINED   1     0   2,180,000    0
BERKSHIRE HATHAWAY INC DEL     CL A           084670108   49,500        550  SH         SHARED-DEFINED   1     0         550    0
BROOKFIELD HOMES CORP           COM           112723101    3,800    950,000  SH         SHARED-DEFINED   1     0     950,000    0
CB RICHARD ELLIS GROUP INC     CL A           12497T101   10,296  1,100,000  SH         SHARED-DEFINED   1     0   1,100,000    0
COSTCO WHSL CORP NEW            COM           22160K105   66,381  1,450,000  SH         SHARED-DEFINED   1     0   1,450,000    0
LIBERTY GLOBAL INC           COM SER A        530555101   30,191  1,900,000  SH         SHARED-DEFINED   1     0   1,900,000    0
M D C HLDGS INC                 COM           552676108   24,088    800,000  SH         SHARED-DEFINED   1     0     800,000    0
MOHAWK INDS INC                 COM           608190104   21,765    610,000  SH         SHARED-DEFINED   1     0     610,000    0
U S G CORP                    COM NEW         903293405    6,042    600,000  SH         SHARED-DEFINED   1     0     600,000    0
UMPQUA HLDGS CORP               COM           904214103   11,904  1,534,000  SH         SHARED-DEFINED   1     0   1,534,000    0




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